Equity accounted investments - Rand (Details) - ZAR (R) R in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year				R 7,148	R 8,471
Balance at end of the year	R 7,323	R 7,148	R 8,471	7,323	7,148	R 8,471
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year				660	578	649
Share of results of equity-accounted investee after tax				327	315	236
Dividends received	(221)	(116)	(188)	(221)	(233)	(307)
Balance at end of the year	R 766	R 660	R 578	R 766	R 660	R 578